SIGNIFICANT ACCOUNTING POLICIES: (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Schedule of share options and warrants were excluded from the calculation of diluted net loss per ordinary share because their effect would have been anti-dilutive for the years presented

	September 30
	2020	2019
Stock Options	3,129,343	3,985,858
Warrants	10,975,959	10,975,959

	Year ended December 31
	2019	2018
Outstanding stock options	3,822,374	2,453,767
Warrants	10,975,959	4,768,629

Schedule of effects of the initial application of IFRS 16 on the Company's consolidated balance sheet

		Balance at
	Balance at	January 1, 2019
	January 1, 2019	as reported
	based on ASC	based on
	842	ASC 840	Effect of change
ROU assets	1,809	—	1,809

Prepaid expense	—	83	83

Lease liabilities	1,726	—	1,726